Average Annual Total Returns{- Fidelity® Magellan® Fund} - 03.31 Fidelity Magellan Fund K PRO-08 - Fidelity® Magellan® Fund	Fidelity Magellan Fund-Class K Return Before Taxes Past 1 year	Fidelity Magellan Fund-Class K Return Before Taxes Past 5 years	Fidelity Magellan Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	28.49%	16.27%	13.61%	18.40%	15.22%	13.88%